Changes in TotalEnergies' perimeter	12 Months Ended
Dec. 31, 2024
Changes in TotalEnergies' perimeter
Changes in TotalEnergies' perimeter

Note 2 Changes in TotalEnergies’ perimeter

2.1 Main acquisitions and divestments

In 2024, the main changes in TotalEnergies perimeter were as follows:

➢Exploration & Production
●	In February 2024, TotalEnergies and its partner SOCAR (State Oil Company of the Republic of Azerbaijan) have completed the sale of 15% interest each in the Absheron gas field to ADNOC (Abu Dhabi National Oil Company). Following the completion of this transaction, TotalEnergies holds a 35% stake in the Absheron gas field alongside SOCAR (35%) and ADNOC (30%).
➢Integrated LNG
●	In December 2024, TotalEnergies has finalized the acquisition of the interests of OMV (50%) and Sapura Upstream Assets (50%) in SapuraOMV Upstream (SapuraOMV), an independent gas producer and operator in Malaisia selling its production to MLNG based on LNG prices netbacks. SapuraOMV’s main assets are its 40% operated interest in block SK408 and 30% operated interest in block SK310, both located offshore Sarawak in Malaysia.
➢Integrated Power
●	In February 2024, TotalEnergies has finalized the acquisition of three gas-fired power plants with a total capacity of 1.5 GW in Texas from TexGen, a U.S.-based company for a net investment of $635 million.
●	In December 2024, TotalEnergies has finalized the sale to EPUKI, the UK subsidiary of EPH, of 50% of its shares in West Burton Energy, a company wholly acquired in June 2024 with the announced intention to resale one half. West Burton Energy owns a 1.3 GW gas fired power plant and a 49 MW battery storage system in the United Kingdom. The plant will be owned by the joint venture between TotalEnergies and EPUKI and operated with the support of EPH.
●	In December 2024, TotalEnergies has finalized the sale of 50% of a portfolio consisting of three solar projects with a total capacity of 1.7 GW and a battery storage project located in Texas to the investment fund Apollo. TotalEnergies retains a 50% stake and remains the operator of the assets, which are Danish Fields, Cottonwood, and Hill Solar I.
➢Marketing & Services
●	In January 2024, TotalEnergies has finalized the partial divestment of retail network in Belgium and Luxembourg and the full divestment in the Netherlands to Alimentation Couche-Tard for 1.4 billion dollars.

2.2 Major business combinations

Accounting principles

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable assets acquired, liabilities assumed and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Integrated LNG
●	Acquisition of the Upstream Gas Assets of SapuraOMV

In December 2024, TotalEnergies has finalized the acquisition of the interests of OMV (50%) and Sapura Upstream Assets (50%) in SapuraOMV Upstream (SapuraOMV), an independent gas producer and operator in Malaisia. In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. The financial statements as of December 31, 2024, reflect a preliminary purchase price allocation, which will be finalized and presented within 12 months following the acquisition date.

➢	Integrated Power
●	Acquisition of 1.5 GW Power Generation Capacity in Texas

In February 2024, TotalEnergies has finalized the acquisition of three gas-fired power plants with a total capacity of 1.5 GW in Texas from TexGen. The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	306
Intangible assets	–
Tangible assets	484
Other assets and liabilities	(59)
Net debt of the acquired treasury	(74)
Fair value of the consideration transferred	657

2.3 Main divestment projects

Accounting principles

Pursuant to IFRS 5 “Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

➢	Exploration & Production
●	On April 24, 2024, TotalEnergies announces that its 85%-owned affiliate, TotalEnergies EP Congo, has signed an agreement with Trident Energy combining the acquisition of an additional 10% interest in the Moho license from Trident Energy and the sale to Trident Energy of its 53.5% interest in the Nkossa and Nsoko II licenses. The closing of the operation occurred on January 14,2025.

As of December 31, 2024, the assets and liabilities related to Nkossa and Nsoko II licenses have been respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $391 million and “Liabilities classified as held for sale” for an amount of $107 million. These assets mainly include tangible assets.

●	On July 17, 2024, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria signed a sale and purchase agreement (SPA) with Chappal Energies for the sale of its 10% interest in the SPDC JV licenses in Nigeria.

As of December 31, 2024, the assets and liabilities have been respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $1,213 million and “Liabilities classified as held for sale” for an amount of $945 million. These assets mainly include tangible assets.